Segment disclosure - Disclosure of detailed information about geographic areas segment reporting, by country (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 1,130,512	$ 1,414,668	$ 1,575,772
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	627,567	707,723	770,530
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	483,164	606,410	700,078
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	19,781	100,535	$ 105,164
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	761,279	970,595
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	560,246	643,193
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	194,344	269,257
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	6,689	58,145
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	229,678	208,814
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	31,657	27,133
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	198,021	181,681
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	20,678	22,430
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	9,961	10,002
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	2,435	3,524
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	8,282	8,904
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	10,488	12,180
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	10,488	12,180
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	33,773	119,030
Asia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	28,963	85,544
Asia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	4,810	33,486
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	74,616	81,619
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	15,215	15,215
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	59,401	66,404
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 0	$ 0